Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
Note 14 - Income Taxes

A. Income tax rate

•	The corporate tax rate in Israel relevant to the Company is 23%.
•	The Company’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

B. Deferred taxes

The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31	December 31
	2021	2020
	USD thousands	USD thousands

Deferred tax assets:
Operating loss and tax credit carryforwards	30,882	13,448
Capitalized research and development expenses	2,061	1,889
Share based compensation	1,125	1,084
Accrued expenses	596	151
Deferred tax assets	34,664	16,572
Valuation allowance	(32,408)	(16,557)
Deferred tax assets, net of valuation allowance	2,256	15

Deferred tax liabilities:
Intangible assets	(2,198)	-
Deferred tax liabilities	(2,198)	-

Net deferred taxes	58	15

Based on the available evidence, management believes that it is more likely than not that certain of its deferred tax assets relating to net operating loss carryforwards and other temporary differences will not be realized and accordingly, a valuation allowance has been recognized.

As of December 31, 2021, and 2020, the Company has not recognized a deferred tax liability in respect of an insignificant amount of undistributed earnings relating to the Company’s foreign subsidiaries, as these earning are considered indefinitely reinvested for working capital and other offshore investment needs. In the event of a distribution of those earnings in the form of dividends, a sale of the subsidiaries, or certain other transactions, we may be liable for income taxes, subject to an adjustment, if any, for foreign tax credits and foreign withholding taxes payable to certain foreign tax authorities. A determination of the unrecognized deferred tax liability related to those earnings is not practicable.

C. Income tax expense

The components of the loss before income tax expense were as follows:

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Israel	(27,301)	(20,004)	(19,241)
Foreign	(3,411)	39	208
Total	(30,712)	(19,965)	(19,033)

Income tax expense was as follows:

Current:
Israel	87	-	-
Foreign	146	73	84
Total current tax expense	233	73	84

Deferred:
Israel	-	-	-
Foreign	(11)	3	(9)
Total deferred tax expense (benefit)	(11)	3	(9)

Total income tax expense	222	76	75

D. Reconciliation

A reconciliation of the amount of income tax benefit that would result from applying the Israeli statutory income tax rate to reported income tax expense is as follows:

	Year ended	Year ended	Year ended
	December 31	December 31	December 31
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Loss before income tax expense as reported in the consolidated statements of operations	(30,712)	(19,965)	(19,033)
Statutory income tax rate	23%	23%	23%
Theoretical income tax benefit	(7,063)	(4,592)	(4,378)

Foreign tax rate differentials	69	1	(3)
Non-deductible share based compensation	837	288	245
Revaluation of warrants	(1,210)	752	-
Currency transactions gain	(1,069)	(1,602)	(1,226)
Change in valuation allowance	8,688	5,256	5,385
Other differences, net	(30)	(27)	52

Reported income tax expense	222	76	75

E. Operating loss carryforwards

As at December 31, 2021, the Company has net operating loss carryforwards in Israel of approximately $90 million that carry forward indefinitely.

As at December 31, 2021, the Company's subsidiaries have net operating loss carryforwards in the US of approximately $49 million. If not utilized, approximately $14 million of federal and state net operating loss carryforwards will expire between the years ended 2033 and 2037. The U.S. subsidiaries’s utilization of federal net operating losses is subject to an annual limitation due to a “change in ownership,” as defined in Section 382 of the Code. The annual limitation may result in the expiration of net operating losses before utilization, the Company is currently in the process of evaluating the limitations resulting from the Neura acquisition.

F. Accounting for uncertainty in income taxes

As at December 31, 2021 and 2020, the Company did not have any unrecognized tax benefits and does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. The Company’s accounting policy is to accrue interest and penalties related to an underpayment of income taxes as a component of income tax expense.

G. Income tax assessments

The Company has final tax assessments for all years up to and including the tax year ended December 31, 2016.